UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spruce Private Investors, LLC
Address: One Stamford Plaza
         263 Tresser Boulevard, 15th Floor
         Stamford, CT  06901

13F File Number:  028-14739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bastone
Title:     Chief Operating Officer
Phone:     203 428-2600

Signature, Place, and Date of Signing:

 /s/  Robert Bastone     Stamford, CT     August 02, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $441,088 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES INC                    MSCI SWITZERLD   464286749     6799   296755 SH       SOLE                        0        0   296755
ISHARES INC                    MSCI GERMAN      464286806      455    23000 SH       SOLE                        0        0    23000
ISHARES TR                     BARCLYS 7-10 YR  464287440    36251   335877 SH       SOLE                        0        0   335877
ISHARES TR                     HIGH YLD CORP    464288513    12309   134832 SH       SOLE                        0        0   134832
JPMORGAN CHASE & CO            ALERIAN ML ETN   46625H365     2412    62223 SH       SOLE                        0        0    62223
POWERSHARES QQQ TRUST          UNIT SER 1       73935a104    21969   342415 SH       SOLE                        0        0   342415
SPDR GOLD TRUST                GOLD SHS         78463v107     1729    11139 SH       SOLE                        0        0    11139
SPDR INDEX SHS FDS             S&P CHINA ETF    78463X400      652    10231 SH       SOLE                        0        0    10231
SPDR INDEX SHS FDS             S&P INTL ETF     78463x772      303     6811 SH       SOLE                        0        0     6811
SPDR S&P 500 ETF TR            TR UNIT          78462f103    88658   651394 SH       SOLE                        0        0   651394
SPDR SERIES TRUST              S&P DIVID ETF    78464a763     5554    99810 SH       SOLE                        0        0    99810
UBS AG JERSEY BRH              LNG SHT VIX      902641596     2884   121956 SH       SOLE                        0        0   121956
UNITED STS COMMODITY INDEX F   COMM IDX FND     911717106     2104    36505 SH       SOLE                        0        0    36505
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835   208402  2469808 SH       SOLE                        0        0  2469808
VANGUARD INDEX FDS             SMALL CP ETF     922908751    18038   237220 SH       SOLE                        0        0   237220
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     5610    80485 SH       SOLE                        0        0    80485
VANGUARD INTL EQUITY INDEX F   TT WRLD ST ETF   922042742      597    13066 SH       SOLE                        0        0    13066
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      466    11364 SH       SOLE                        0        0    11364
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     1906    47731 SH       SOLE                        0        0    47731
WISDOMTREE TRUST               EMERG MKTS ETF   97717w315    23990   463033 SH       SOLE                        0        0   463033